Rule 497(e)
File Nos. 333-52956 and 811-07549

SCHWAB ONESOURCE ANNUITY®

SUPPLEMENT dated May 14, 2013

to the Prospectus dated May 1, 2013

for the Variable Annuity-1 Series Account

of Great-West Life & Annuity Insurance Company

Effective immediately, all references in the Prospectus to “Oppenheimer Global Securities Fund/VA” are deleted in their entirety and replaced with “Oppenheimer Global Fund/VA”

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 1, 2013. Please keep this supplement for future reference.